Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments By Category [Abstract]
Schedule of financial assets and financial liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	49,356	-	-	-	49,356	14,650	64,006
Investments in financial assets:
- Public companies' securities	-	574	230	-	804	-	804
- Private companies' securities	-	-	-	2,909	2,909	-	2,909
- Deposits	956	61	-	-	1,017	-	1,017
- Bonds	-	9,233	1,444	-	10,677	-	10,677
- Investments in financial assets with quotation	-	6,498	810	232	7,540	-	7,540
Derivative financial instruments:
- Foreign-currency future contracts	-	-	129	-	129	-	129
- Others	62	-	20	142	224	-	224
Restricted assets (i)	8,080	-	-	-	8,080	-	8,080
Financial assets available for sale:
- Clal	-	3,377	-	-	3,377	-	3,377
Cash and cash equivalents:
- Cash at bank and on hand	24,673	-	-	-	24,673	-	24,673
- Short-term investments	62,626	3,060	-	-	65,686	-	65,686
Total assets	145,753	22,803	2,633	3,283	174,472	14,650	189,122

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables	24,986	-	-	-	24,986	6,855	31,841
Borrowings (excluding finance leases)	376,159	-	-	-	376,159	-	376,159
Derivative financial instruments:
- Foreign-currency future contracts	-	-	138	-	138	-	138
- Others	-	-	956	20	976	-	976
- Forwards	-	-	61	-	61	-	61
Total liabilities	401,145	-	1,155	20	402,320	6,855	409,175

Financial assets and financial liabilities as of June 30, 2019 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	41,431	-	-	-	41,431	11,123	52,554
Investments in financial assets:
- Public companies' securities	-	1,368	197	40	1,605	-	1,605
- Private companies' securities	-	-	-	2,610	2,610	-	2,610
- Deposits	5,236	51	-	-	5,287	-	5,287
- Bonds	-	23,908	1,518	1,426	26,852	-	26,852
- Investments in financial assets with quotation	-	13,199	623	-	13,822	-	13,822
Derivative financial instruments
- Foreign-currency future contracts	-	-	41	-	41	-	41
- Others	-	-	18	136	154	-	154
Restricted assets (i)	10,662	-	-	-	10,662	-	10,662
Financial assets available for sale:
- Clal	-	22,637	-	-	22,637	-	22,637
Cash and cash equivalents:
- Cash at bank and on hand	9,612	-	-	-	9,612	-	9,612
- Short term investments	74,873	1,958	-	-	76,831	-	76,831
Total assets	141,814	63,121	2,397	4,212	211,544	11,123	222,667

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables	21,107	-	-	-	21,107	7,926	29,033
Borrowings (excluding finance leases)	446,675	-	-	-	446,675	-	446,675
Derivative financial instruments:
- Swaps	-	-	192	-	192	-	192
- Others	-	-	1,244	69	1,313	-	1,313
Total liabilities	467,782	-	1,436	69	469,287	7,926	477,213

(i) The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

Schedule of book value of financial instruments recognized

	As of June 30, 2020			As of June 30, 2019
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	51,563	(2,207)	49,356	43,592	(2,161)	41,431
Financial liabilities
Trade and other payables	27,193	(2,207)	24,986	23,269	(2,162)	21,107

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income (i)	964	-	964
Interest expense (i)	(20,460)	-	(20,460)
Foreign exchange gains, net (i)	(6,274)	-	(6,274)
Dividend income	168	-	168
Fair value gain on financial assets at fair value through profit or loss (i)	-	(10,479)	(10,479)
Gain on derivative financial instruments, net (i)	-	(467)	(467)
Other finance costs (i)	2,776	-	2,776
Total financial instruments	(22,826)	(10,946)	(33,772)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income (i)	955	-	955
Interest expense (i)	(19,802)	-	(19,802)
Foreign exchange gains, net (i)	1,248	-	1,248
Dividend income	97	-	97
Fair value gain on financial assets at fair value through profit or loss (i)	-	2,433	2,433
Gain on derivative financial instruments, net (i)	-	515	515
Other finance costs (i)	733	-	733
Total financial instruments	(16,769)	2,948	(13,821)

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income (i)	1,100	-	1,100
Interest expense (i)	(18,332)	-	(18,332)
Foreign exchange gains, net (i)	(13,520)	-	(13,520)
Dividend income	209	-	209
Fair value gain on financial assets at fair value through profit or loss (i)	-	(2,083)	(2,083)
Gain on derivative financial instruments, net (i)	-	400	400
Other finance costs (i)	(92)	-	(92)
Total financial instruments	(30,635)	(1,683)	(32,318)

(i) Included within "Financial results, net" in the Statements of Income.

Schedule of changes in Level 3 instruments

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	nvestments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2018	(51)	2,597	2,064	-	4,610
Additions and acquisitions	-	172	-	-	172
Transfer between levels	-	153	(197)	103	59
Transfer of trade and other receivables	-	-	-	-	-
Currency translation adjustment	-	(65)	(31)	19	(77)
Write off	-	-	-	-	-
Gain / (loss) for the year (i)	(18)	(247)	(370)	14	(621)
Balances at June 30, 2019	(69)	2,610	1,466	136	4,143
Additions and acquisitions	-	35	-	-	35
Transfer between levels	-	-	-	351	351
Currency translation adjustment	(7)	476	106	245	820
Write off	-	-	(977)	(610)	(1,587)
Gain / (loss) for the year (i)	56	(212)	(363)	20	(499)
Balances at June 30, 2020	(20)	2,909	232	142	3,263

(i) Included within "Financial results, net" in the Statements of income.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies' securities (*)	Cash flow / NAV - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.	Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price	Projected revenue discounted at the discount rate
		The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.	Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.